Income taxes	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Income taxes
25.	Income taxes
Income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022

Income (loss) before income taxes:	997,965	1,117,503

Income tax expenses
Current	156,592	238,602
Deferred	(202,523)	(9,505)

Total income tax expense	(45,931)	229,097

The impact of the changes in tax rates for the fiscal years ended March 31, 2021 and 2022 resulted in deferred tax benefits of 722 million yen and 2,136 million yen, respectively.
The impact of the write-down or reversal of a previous write-down of the
deferred tax assets for the fiscal years ended March 31, 2021 and 2022 resulted in deferred tax benefits of 287,590 million yen and 33,415 million yen, respectively.
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2021	2022

Statutory tax rate	31.5%	31.5%
Non-deductible expenses	0.2	0.2
Income tax credits	(1.4)	(1.9)
Change in statutory tax rate	(0.1)	(0.2)
Change in unrecognized tax assets (other than the reversal of a previous write-down of the deferred tax assets below)	(5.5)	(3.7)
Reversal of a previous write-down of the deferred tax assets of the consolidated tax filing group in the United States	(6.6)	—
Reversal of a previous write-down of the deferred tax assets relating to the national tax of Sony Group Corporation and its national tax filing group in Japan	(21.5)	—
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	0.7	1.0
Lower tax rate applied to life and non-life insurance business in Japan	(0.5)	(0.4)
Foreign income tax differential	(4.4)	(5.5)
Adjustments to tax reserves	(0.4)	0.8
Controlled Foreign Company taxation in Japan	3.0	(1.8)
Other	0.4	0.5

Effective income tax rate	-4.6%	20.5%

Sony recognizes deferred tax assets, which include temporary differences, net operating losses and tax credits, to the extent that it is probable that taxable profit will be available against which the assets can be utilized. The realization of deferred tax assets is dependent upon the generation of future taxable income in the relevant tax jurisdiction.
During the fiscal year ended March 31, 2021, Sony assessed the recoverability of deferred tax assets, and reversed a previous write-down of the
deferred tax assets for general business tax credits and foreign tax credits of the consolidated tax filing group in the United States.
Despite the spread of
COVID-19,
as a result of the acquisition of SFGI in the three months ended September 30, 2020, the taxable income of Sony Group Corporation and its national tax filing group in Japan has increased and is expected to be stable going forward. Based on an assessment of the available evidence, in particular recent profit history and forecasted profitability, in the three months ended September 30, 2020, Sony reversed a previous write-down of a significant portion of the deferred tax assets of the consolidated tax filing group in Japan, primarily for temporary differences and certain net operating losses. As a result, Sony recorded a tax benefit of 214,346 million yen in the three months ended September 30, 2020. On October 1, 2021, SFGI changed its company name from SFH. Remaining deferred tax assets in Japan, primarily foreign tax credits, are continuously not recognized due to restrictions on the use of such assets and their relatively short remaining carryforward periods.
The schedules of deferred tax assets and liabilities by major cause of their occurrence are as follows:

	Yen in millions
	Fiscal year ended March 31, 2021
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	34,308	50,453	—	—	—	1,409	86,170
Defined benefit liabilities	33,601	34,373	(6,301)	—	—	753	62,426
Amortization including content assets	64,465	(20,432)	—	—	—	218	44,251
Lease liabilities	99,360	(9,413)	—	—	—	871	90,818
Warranty reserves and accrued expenses	51,811	76,032	—	—	—	1,806	129,649
Inventories	2,929	26,549	—	—	—	236	29,714
Depreciation	15,973	23,787	—	—	—	471	40,231
Tax credit carryforwards	16,120	31,944	—	—	—	251	48,315
Loss allowances	8,505	(1,391)	—	—	—	51	7,165
Impairment of investments	1,506	5,441	—	—	—	(147)	6,800
Deferred revenue	24,420	(326)	—	—	—	408	24,502
Other	95,874	53,236	2,261	—	1,478	(607)	152,242

Total deferred tax assets	448,872	270,253	(4,040)	—	1,478	5,720	722,283

Deferred tax liabilities:
Insurance acquisition costs	(54,312)	(14,978)	(107,445)	—	—	(10)	(176,745)
Insurance contract liabilities	(77,359)	(89)	(73,614)	—	—	1	(151,061)
Non-current other receivables in the Pictures segment	(26,214)	17,984	—	—	—	336	(7,894)
Right-of-use assets	(96,978)	13,149	—	—	—	(899)	(84,728)
Equity securities measured at FVOCI	(4,916)	2,296	(46,382)	—	—	(2,009)	(51,011)
Equity securities measured at FVPL	(36,160)	(53,736)	—	—	—	2,178	(87,718)
Debt securities measured at FVOCI	(766,567)	(459)	261,112	—	—	—	(505,914)
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(89,909)	1,556	—	—	—	(5,128)	(93,481)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(24,498)	(12,740)	—	—	—	(1,928)	(39,166)
Investment in M3	(38,303)	(3,044)	—	—	—	—	(41,347)
Other	(40,530)	(17,669)	(11)	(224)	357	(2,110)	(60,187)

Total deferred tax liabilities	(1,279,695)	(67,730)	33,660	(224)	357	(9,569)	(1,323,201)

*	Other mainly consists of exchange differences on translating foreign operations.

	Yen in millions
	Fiscal year ended March 31, 2022
	Beginning balance	Recognized in profit or loss	Recognized in other comprehensive income	Changes accompanying business combination	Recognized directly in equity	Other*	Ending balance
Deferred tax assets:
Operating loss carryforwards for tax purposes	86,170	(16,573)	—	—	—	1,490	71,087
Defined benefit liabilities	62,426	20,721	(9,493)	—	1,640	(2,729)	72,565
Amortization including content assets	44,251	(20,323)	—	—	—	2,831	26,759
Lease liabilities	90,818	5,091	—	1,244	—	(1,053)	96,100
Warranty reserves and accrued expenses	129,649	8,389	—	134	—	3,172	141,344
Inventories	29,714	(547)	—	—	—	379	29,546
Depreciation	40,231	2,539	—	161	—	258	43,189
Tax credit carryforwards	48,315	(12,007)	—	—	—	2,576	38,884
Loss allowances	7,165	98	—	2	—	483	7,748
Impairment of investments	6,800	3,418	—	—	—	(402)	9,816
Deferred revenue	24,502	3,779	—	—	—	2,904	31,185
Other	152,242	(32,131)	(538)	13,304	(125)	7,842	140,594

Total deferred tax assets	722,283	(37,546)	(10,031)	14,845	1,515	17,751	708,817

Deferred tax liabilities:
Insurance acquisition costs	(176,745)	(13,182)	(1,261)	—	—	(286)	(191,474)
Insurance contract liabilities	(151,061)	(10,796)	(5,480)	—	—	—	(167,337)
Non-current other receivables in the Pictures segment	(7,894)	8,009	—	—	—	(115)	—
Right-of-use assets	(84,728)	25,955	—	(1,245)	—	452	(59,566)
Equity securities measured at FVOCI	(51,011)	1,841	33,085	—	—	116	(15,969)
Equity securities measured at FVPL	(87,718)	36,915	—	—	—	(2,336)	(53,139)
Debt securities measured at FVOCI	(505,914)	9,822	168,937	—	—	(204)	(327,359)
Intangible assets acquired through stock exchange offerings	(23,949)	—	—	—	—	—	(23,949)
Intangible assets derived from EMI Music Publishing acquisition	(93,481)	(1,209)	—	—	—	(6,904)	(101,594)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(39,166)	(15,031)	—	—	—	(1,834)	(56,031)
Investment in M3	(41,347)	(1,345)	—	—	—	—	(42,692)
Other	(60,187)	6,072	(292)	(15,230)	765	1,262	(67,610)

Total deferred tax liabilities	(1,323,201)	47,051	194,989	(16,475)	765	(9,849)	(1,106,720)

* Other mainly consists of exchange differences on translating foreign operations.
As of April 1, 2020, March 31, 2021 and 2022, based on the assessment of recoverability of deferred tax assets, Sony continued not to recognize the deferred tax assets at some entities in Japan, Sony Mobile Communications
AB
in Sweden, Sony Europe B.V. in the United Kingdom, certain subsidiaries in Brazil, and certain subsidiaries in other tax jurisdictions.

As of March 31, 2022, the deductible temporary differences for which no deferred tax assets are recognized aggregated to
 26,600
million yen on a tax basis
(
222,135
million yen as of April 1, 2020 and
 44,032
million yen as of March 31, 2021). The amount of the deductible temporary differences is computed using an average tax rate of approximately 21% (an average of approximately 27% as of April 1, 2020 and approximately 11% as of March 31, 2021).
As of March 31, 2022, Sony had operating loss carryforwards and the amount for which no deferred tax asset is recognized aggregated to
 195,091
million yen on a tax basis
(312,499 million yen
 as of April 1, 2020 and

217,624
million yen as of March 31, 2021). The operating loss carryforwards consist of the following amounts and expiration periods:
55,197
million yen with an expiration period of 1 year to 5 years,
 34,207
million yen with an expiration period of 6 years to 10 years,
4,181
million yen with an expiration period of 11 years to 15 years, 505 million yen with an expiration period of over 15 years and 101,001 million yen with no expiration period. The operating loss carryforwards with no expiration date as of April 1, 2020 and March 31, 2021 were
82,106 million yen and 89,420 million yen, respectively. There were no significant changes in the operating loss carryforwards for all expiration periods incurred and expired in each fiscal year. The amount of the operating loss carryforwards is computed using an average tax rate of approximately 14% (an average of approximately 28% as of April 1, 2020 and approximately 13% as of March 31, 2021).
As of
March 31, 2022, the amount of tax credit carryforwards for which no deferred tax asset is recognized aggregate
d
to 19,066 million yen (78,914 million yen
as of April 1, 2020 and
15,369 million yen

as of March 31, 2021). Except for the amount
 with no expiration period, which was 1,803 million yen as of March 31, 2022, the major portion of the tax credit carryforwards expire within 5 years. The amount of tax credit carryforwards with no expiration date as of April 1, 2020 and March 31, 2021 was 694 million yen and 974 million yen, respectively.
As of April 1, 2020, March 31, 2021 and 2022, deferred income taxes have not been provided on taxable temporary differences for undistributed earnings of certain foreign subsidiaries and corporate joint ventures amounting to 365,925 million yen and which are not expected to be remitted in the foreseeable future. The tax basis of these undistributed earnings was approximately 5,855 million yen. In addition, deferred income taxes have not been provided on the taxable temporary differences in subsidiaries, including a gain of
 61,544
million yen on a subsidiary’s sale of stock arising from the issuance of common stock of Sony Music Entertainment (Japan) Inc. in a public offering to third parties in November 1991 and the remeasurement gain on 116,939 million yen for the pre-owned equity interest in EMI Music Publishing acquired in November 2018. Sony does not anticipate any significant tax consequences on the possible future disposition of these investments based on its tax planning strategies.
In addition, the deductible temporary differences arising from the translation adjustments for the foreign operations for which deferred tax assets are not recognized as of March 31, 2021 and March 31, 2022 amounted to 50,110 million yen and 92,252 million yen, respectively. The taxable temporary differences arising from the translation adjustments for the foreign operations for which deferred tax liabilities are not recognized as of March 31, 2021 and March 31, 2022 amounted to 164,011 million yen and
 429,930 million yen, respectively.